PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 77,031	$ 78,802
Accumulated depreciation	(8,587)	(7,557)
Property and equipment, net	68,444	71,245
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	0
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	77,031	78,802
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0	$ 0